Schedule of Other-Than-Temporary Impairment Losses on Fixed Income Securities included in Accumulated Other Comprehensive Income (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Other Than Temporary Impairment Losses Included In Accumulated Other Comprehensive Income [Line Items]
Net unrealized gains related to changes in valuation of fixed income securities subsequent to impairment measurement date	$ 2.0	$ 1.9